Segmented Information	12 Months Ended
Mar. 31, 2025
Operating segments [Abstract]
Segmented Information	Segmented Information

Accounting Policy

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct and the operating results are regularly reviewed by the chief operating decision maker (“CODM”) for the purposes of resource allocation decisions and assessing its performance. Reportable segments are Operating segments whose revenues or profit/loss or total assets exceed ten percent or more of those of the combined entity.

Key measures used by the CODM to assess performance and make resource allocation decisions include net revenue, gross profit, general and administrative expenses, and sales and marketing expenses. The Company’s operating results are divided into two reportable segments plus corporate.

As at March 31, 2025, the Company had two reportable operating segments: (i) Cannabis and (ii) Plant Propagation. The Company’s identification of operating segment is based on product type. The Cannabis operating segment relates to the cultivation, manufacturing and distribution of cannabis, in addition to ancillary support services such as research and development and patient counselling and the plant propagation segment relates to vegetables propagation and floral cultivation. Additionally, the two segments are distinct in terms of their distribution, competition, regulatory environment and margins. There is no aggregation of operating segments.

Operating Segments	Cannabis	Plant Propagation	Corporate	Total
	$	$	$	$
Year ended March 31, 2025
Gross revenue	319,858	54,382	—	374,240
Excise tax	(30,947)	—	—	(30,947)
Net revenue	288,911	54,382	—	343,293
Cost of sales	140,944	45,155	3,141	189,240
Gross profit before fair value adjustments	147,967	9,227	(3,141)	154,053
General and administration	75,598	5,934	15,725	97,257
Sales and marketing	56,171	110	—	56,281

Year Ended March 31, 2024
Gross revenue	254,421	44,759	—	299,180
Excise tax	(29,543)	—	—	(29,543)
Net revenue	224,878	44,759	—	269,637
Cost of sales	149,449	41,499	1,002	191,950
Gross profit before fair value adjustments	75,429	3,260	(1,002)	77,687
General and administration	73,057	3,252	15,016	91,325
Sales and marketing	51,859	51	—	51,910

Geographical Segments	Canada	EU	Australia	Other	Total
	$	$	$	$	$
Non-current assets other than financial instruments
March 31, 2025	294,204	29,751	40,908	—	364,863
March 31, 2024	308,816	29,368	38,197	14,001	390,382

Year ended March 31, 2025
Net revenue	206,283	83,349	53,661	—	343,293
Gross profit before fair value adjustments	62,660	59,602	31,791	—	154,053

Year Ended March 31, 2024
Net revenue	226,077	40,731	2,753	76	269,637
Gross profit (loss) before fair value adjustments	50,864	25,501	2,430	(1,108)	77,687

During the years ended March 31, 2025 and March 31, 2024, no customer contributed 10 per cent or more to the Company’s net revenue.